9. THIRD PARTY BORROWINGS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Short Term Bank Loans Weighted Average Interest Rate	5.18%	5.93%
Short-term bank loans, Maturities	November 2016 to March 2017
Total	$ 88,370	$ 75,921